Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Schedule of financial assets measured at fair value on a recurring basis

	September 29, 2012				December 31, 2011
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$2,473	$2,473	$—	$—	$5,876	$5,876	$—	$—
Bank certificate of deposit	100	—	100	—	100	—	100	—
Corporate debt securities	1,787	—	1,787	—	2,621	—	2,621	—
Commercial paper	750	—	750	—	—	—	—	—
Total	$5,110	$2,473	$2,637	$—	$8,597	$5,876	$2,721	$—

	December 31, 2011				December 31, 2010
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Significant Unobservable Inputs (Level 3)
Money market funds	$5,876	$5,876	$—	$—	$486	$486	$—
Bank certificate of deposit	100	—	100	—	—	—	—
Corporate debt securities	2,621	—	2,621	—	—	—	—

Total	$8,597	$5,876	$2,721	$—	$486	$486	$—